CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 24,950	$ 18,055	$ 31,757
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,102	8,086	9,867
Stock based compensation	7,382	5,374	5,383
Gain from sale of available-for-sale marketable securities	(424)	(124)	(21)
Amortization of premiums, accretion of discounts and accrued interest on available-for-sale marketable securities, net	2,964	2,326	2,198
Accrued interest on bank deposits	1,069	(813)	(354)
Decrease in accrued severance pay, net	(158)	(74)	(165)
Changes in deferred income taxes, net	(1,775)	(699)	(1,584)
Increase in trade receivables, net	(726)	(6,356)	(5,843)
Increase in other current assets and prepaid expenses	(1,913)	(276)	(1)
Increase in inventories	(2,654)	(1,569)	(398)
Increase (decrease) in trade payables	1,019	(1,231)	4,816
Increase in deferred revenues (short-term and long-term)	8,638	5,920	296
Increase in other payables and accrued expenses and other long-term liabilities	7,146	3,767	5,941
Tax benefit related to exercise of stock options	(1,443)	(2,186)	(372)
Net cash provided by operating activities	52,177	30,200	51,520
Cash flows from investing activities:
Purchase of property and equipment	(9,482)	(8,712)	(9,337)
Investment in (proceeds from) other long-term assets	34	11	(13)
Investment in bank deposits, net	(20,929)	(1,290)	(30,653)
Purchase of available-for-sale marketable securities	(44,063)	(35,149)	(32,066)
Proceeds from maturity of available-for-sale marketable securities	29,390	17,951	10,162
Proceeds from redemption of available-for-sale marketable securities	10,393	5,328	2,021
Purchase of Intangible assets	(1,375)
Payment for acquisition of subsidiary, net of cash acquired		(8,126)
Net cash used in investing activities	(36,032)	(29,987)	(59,886)
Cash flows from financing activities:
Proceeds from exercise of stock options	22,493	5,522	10,656
Excess tax benefit from stock-based compensation	1,443	2,186	372
Repurchase of shares	(15,169)	(7,902)
Net cash provided (used) by financing activities	8,767	(194)	11,028
Increase in cash and cash equivalents	24,912	19	2,662
Cash and cash equivalents at the beginning of the year	20,067	20,048	17,386
Cash and cash equivalents at the end of the year	44,979	20,067	20,048
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 2,285	$ 3,861	$ 967